Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Contract liabilities [abstract]
Schedule of consideration received from customers
	31/12/2017	31/12/2018
	US$’000	US$’000

Advances from customers	2,925	3,084
Customer loyalty credits	379	516
Sell back liabilities	122	697
	3,426	4,297